OTHER EQUITY INSTRUMENTS (Details) ¥ in Thousands, $ in Thousands							12 Months Ended
	Dec. 02, 2020 CNY (¥)	Nov. 19, 2019 CNY (¥)	Oct. 19, 2018 CNY (¥)	Oct. 31, 2016 USD ($)	Oct. 31, 2016 CNY (¥)	Oct. 27, 2015 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
OTHER EQUITY INSTRUMENTS
Proceeds from issuance of perpetual securities							$ 153,257	¥ 1,000,000	¥ 1,500,000	¥ 1,988,000
Repayments for short-term and long term loans							$ 6,607,120	¥ 43,111,460	¥ 66,105,388	¥ 70,560,667
2015 Perpetual Medium-term Notes
OTHER EQUITY INSTRUMENTS
Notional amount						¥ 2,000,000
Interest rate (as a percent)						5.50%
Proceeds from issuance of perpetual securities						¥ 2,000,000
2018 Perpetual Medium-term Notes
OTHER EQUITY INSTRUMENTS
Notional amount			¥ 2,000,000
Interest rate (as a percent)			5.10%
Proceeds from Medium-term Notes			¥ 2,000,000
Initial spread (as a percent)			2.61%
2018 Perpetual Medium-term Notes | Maximum
OTHER EQUITY INSTRUMENTS
Margin rate (as a percent)			5.00%
Margin rate term (in years)			5 years
2019 Perpetual Medium-term Notes
OTHER EQUITY INSTRUMENTS
Notional amount		¥ 1,500,000
Interest rate (as a percent)		4.20%
Proceeds from Medium-term Notes		¥ 1,499,000
Initial spread (as a percent)		1.31%
2019 Perpetual Medium-term Notes | Maximum
OTHER EQUITY INSTRUMENTS
Margin rate (as a percent)		3.00%
Margin rate term (in years)		5 years
2020 Perpetual Medium-term Notes
OTHER EQUITY INSTRUMENTS
Notional amount	¥ 1,000,000
Interest rate (as a percent)	4.45%
Proceeds from issuance of perpetual securities	¥ 1,000,000
2020 Perpetual Medium-term Notes | Maximum
OTHER EQUITY INSTRUMENTS
Initial spread (as a percent)	1.42%
Margin rate (as a percent)	3.00%
Margin rate term (in years)	2 years
Chalco Hong Kong | 2016 Senior Perpetual Securities
OTHER EQUITY INSTRUMENTS
Notional amount | $				$ 500,000
Interest rate (as a percent)				4.25%
Proceeds from issuance of perpetual securities				$ 498,000	¥ 3,374,000
Initial spread (as a percent)				2.931%
Margin rate (as a percent)				5.00%